Balance Sheets - JPY (¥) ¥ in Thousands		Sep. 30, 2025	Mar. 31, 2025
Current Assets:
Cash and cash equivalents		¥ 597,902	¥ 112,012
Accounts receivable, net		71,325	21,412
Deferred offering costs			131,035
Prepaid expenses and other current assets		656,685	13,041
Total Current Assets		1,325,912	277,500
Non-current Assets:
Restricted cash		19,470	19,470
Property and equipment, net		6,129	6,946
Operating lease right-of-use assets, net		11,379	880
Intangible assets, net		12,305	7,104
Investments - Non-current		134	134
Other assets		2,421	1,938
Total Assets		1,377,750	313,972
Current Liabilities:
Trade accounts payable		137,788	113,962
Other payables		62,434	58,150
Accrued expenses		28,268	1,614
Deferred revenue - Current		444,955	351,937
Current portion of operating lease liabilities		7,140	402
Total Current Liabilities		680,585	526,065
Non-current Liabilities:
Non-current operating lease liabilities		4,239	479
Deferred revenue - Non-current		467,346	412,996
Other liabilities		10,736	25,817
Total Liabilities		1,162,906	965,357
Commitment and Contingencies (Note 8)
SHAREHOLDERS’ EQUITY:
Ordinary shares, JPY1.66667 par value - 168,000,000 shares authorized as of September 30, 2025 and March 31, 2025; 45,960,000 shares and 42,210,000 shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively	[1]	76,600	70,350
Additional paid-in capital		2,598,331	1,060,750
Accumulated deficit		(2,460,087)	(1,782,485)
Total Shareholders’ Equity /(Deficit)		214,844	(651,385)
Total Liabilities & Shareholders’ Equity		¥ 1,377,750	¥ 313,972

[1]	The number of authorized shares and the number of shares issued and outstanding presented above are adjusted retrospectively to reflect the 1 for 6 sub-division effected on January 7, 2025.